Insurance Contract Liabilities and Investment Contract Liabilities - Change in Investment Contract Liabilities without DPF (Details) - Investment contract liabilities without DPF - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Measured at fair value
Reconciliation Of Changes In Financial Liabilities [Roll Forward]
Beginning balance	$ 9	$ 2
Deposits	0	0
Interest	0	0
Withdrawals	0	0
Fees	0	0
Change in fair value	1	7
Other	0	0
Foreign exchange rate movements	0	0
Ending balance	10	9
Measured at amortized cost
Reconciliation Of Changes In Financial Liabilities [Roll Forward]
Beginning balance	2,487	2,690
Deposits	443	303
Interest	57	60
Withdrawals	(444)	(570)
Fees	(5)	(7)
Change in fair value	0	0
Other	12	10
Foreign exchange rate movements	0	1
Ending balance	$ 2,550	$ 2,487